RELATED PARTY TRANSACTIONS (Narrative) (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Arnold Kondrat [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			$ 18,774
Amounts payable, related party transactions				$ 3,824
Services received, related party transactions			312,500	250,000	$ 250,000
KGL Resources Ltd [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			363,663	285,136
Allowance for doubtful accounts			363,663	0
KGL Resources Ltd [Member] | Subsequent Events [Member]
Disclosure of transactions between related parties [line items]
Indebtedness settled	$ 620,000	$ 363,663
Gentor Resources Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			345,462	247,462
Receivables forgiven			0	288,274
Allowance for doubtful accounts			$ 345,462	$ 0